Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Sales and other revenue	$ 37,533.6	$ 36,925.3	$ 34,784.8
Cost of goods sold	(27,671.3)	(27,022.2)	(24,953.6)
Gross profit	9,862.3	9,903.1	9,831.2
Operating and administrative expense	(9,190.3)	(9,220.9)	(9,062.0)
Operating profit	672.0	682.2	769.2
Interest expense	(301.7)	(269.5)	(296.4)
Other income, net	27.9	17.8	17.2
Income before income taxes	398.2	430.5	490.0
Income taxes	(123.4)	(78.7)	(169.5)
Income from continuing operations, net of tax	274.8	351.8	320.5
Income from discontinued operations, net of tax	323.3	166.4	270.1
Net income before allocation to noncontrolling interests	598.1	518.2	590.6
Noncontrolling interests	(1.6)	(1.5)	(0.8)
Net income attributable to Safeway Inc.	$ 596.5	$ 516.7	$ 589.8
Basic earnings per share:
Continuing operations (usd per share)	$ 1.10	$ 1.01	$ 0.85
Discontinued operations (usd per share)	$ 1.31	$ 0.48	$ 0.71
Total, Basic (usd per share)	$ 2.41	$ 1.49	$ 1.56
Diluted earnings per share:
Continuing operations (usd per share)	$ 1.10	$ 1.01	$ 0.84
Discontinued operations (usd per share)	$ 1.30	$ 0.48	$ 0.71
Total, Diluted (usd per share)	$ 2.40	$ 1.49	$ 1.55
Weighted average shares outstanding – basic (in shares)	245.6	343.4	378.3
Weighted average shares outstanding – diluted (in shares)	245.9	343.8	379.6